Taxation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	[1]
Taxation
Current taxes	$ 47.3	$ 2.5	$ 126.3	$ 45.1
Deferred income taxes	(6.3)	3.9	(11.4)	(4.4)
Total taxation expense	41.0	$ 6.4	114.9	$ 40.7
Deferred tax liabilities	97.6		97.6		$ 88.6
Year-on-year Increase (decrease) in income tax expense (income)	$ 34.6		$ 74.2

[1]	September 30,